Variable Interest Entities Revolving Conduit Facilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Carrying Value	$ 15,050,000,000	$ 13,959,000,000
Consolidated VIEs
Debt Instrument [Line Items]
Note Maximum Balance	5,050,000,000
Amount outstanding under securitization transaction	0
Carrying Value	8,700,000,000	$ 8,200,000,000
First Avenue Funding, LLC | Consolidated VIEs | Revolving Conduit Facilities
Debt Instrument [Line Items]
Note Maximum Balance	250,000,000
Carrying Value	0
Seine River Funding, LLC | Consolidated VIEs | Revolving Conduit Facilities
Debt Instrument [Line Items]
Note Maximum Balance	500,000,000
Amount outstanding under securitization transaction	0
OneMain Financial B6 Warehouse Trust [Member] | Consolidated VIEs | Revolving Conduit Facilities
Debt Instrument [Line Items]
Note Maximum Balance	600,000,000
Carrying Value	0
Rocky River Funding LLC [Member] | Consolidated VIEs | Revolving Conduit Facilities
Debt Instrument [Line Items]
Note Maximum Balance	250,000,000
Amount outstanding under securitization transaction	0
Financial Funding VII LSA [Member] | Consolidated VIEs | Revolving Conduit Facilities
Debt Instrument [Line Items]
Note Maximum Balance	650,000,000
Amount outstanding under securitization transaction	0
Thur River Funding, LLC | Consolidated VIEs | Revolving Conduit Facilities
Debt Instrument [Line Items]
Note Maximum Balance	350,000,000
Amount outstanding under securitization transaction	0
OneMain Financial Funding IX LLC [Member] | Consolidated VIEs | Revolving Conduit Facilities
Debt Instrument [Line Items]
Note Maximum Balance	600,000,000
Amount outstanding under securitization transaction	0
Mystic River Funding | Consolidated VIEs | Revolving Conduit Facilities
Debt Instrument [Line Items]
Note Maximum Balance	850,000,000
Amount outstanding under securitization transaction	0
Fourth Avenue Auto Funding [Member] | Consolidated VIEs | Revolving Conduit Facilities
Debt Instrument [Line Items]
Note Maximum Balance	250,000,000
Amount outstanding under securitization transaction	0
OneMain Financial Auto Funding I, LLC [Member] | Consolidated VIEs | Revolving Conduit Facilities
Debt Instrument [Line Items]
Note Maximum Balance	750,000,000
Amount outstanding under securitization transaction	$ 0